Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019
Current assets
Cash	$ 10,466,774	$ 54,796	$ 41,536
Prepaid expenses and other current assets	920,922	18,273	5,183
Total current assets	11,387,696	73,069	46,719
Deferred financing costs		392,337
Total assets	11,387,696	465,406	46,719
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Accounts payable and accrued expenses	2,779,866	3,115,924	1,514,474
Notes payable	50,510	543,990	264,520
Related party notes payable			1,000,000
Total current liabilities	2,830,376	3,659,914	2,778,994
Notes payable, net of current portion	21,590	21,590
Related party notes payable	1,000,000	1,000,000
Related party notes payable, net of current portion
Total long-term liabilities	1,021,590	1,021,590
Total liabilities	3,851,966	4,681,504	2,778,994
Commitments and contingencies
Preferred stock
Common stock	50	31	30
Additional paid-in capital	22,906,214	6,431,715	3,575,886
Accumulated deficit	(15,370,534)	(10,647,844)	(6,308,191)
Total stockholders’ equity (deficit)	7,535,730	(4,216,098)	(2,732,275)
Total liabilities and stockholders’ equity (deficit)	$ 11,387,696	$ 465,406	$ 46,719

[1]	Derived from audited financial statements